Intangible Assets	12 Months Ended
Dec. 31, 2015
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use right has a term of 50 years and expires on March 15, 2057. The Company amortizes the land use rights over the term of the respective land use right. For the years ended December 31, 2015, 2014 and 2013, amortization of land use rights amounted to $80,272, $81,391, and $80,769, respectively. At December 31, 2015 and 2014, intangible assets consisted of the following:

		December 31,
	Useful Life	2015	2014
Land use rights	50 years	$3,851,071	$4,072,656
Others	1 year	5,881	6,220
		3,856,952	4,078,876
Less: accumulated depreciation		(686,236)	(644,269)
		$3,170,716	$3,434,607

The estimated amortization expense of intangible assets over each of the next five years and thereafter will be $80,272.